Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

6. INTANGIBLE ASSETS, NET

As of December 31, 2020 and 2021, intangible assets consisted of the following:

	December 31, 2020	December 31, 2021

Intangible assets – gross	$18,002	$21,154
Less: accumulated amortization	(2,370)	(4,436)
	$15,632	$16,718

The balance of intangible assets mainly represents software related to CHEERS App, primarily consisting e-mall, online game, video media library and data warehouse modules, etc., acquired externally tailored to the Company’s requirements and is amortized straight-line over 7 years in accordance with the way the Company estimates to generate economic benefits from such software.

For the years ended December 31, 2019, 2020 and 2021, amortization expense amounted to $532, $2,754 and $2,008, respectively. The following is a schedule, by fiscal years, of amortization amount of intangible asset as of December 31, 2021:

2022	$3,022
2023	3,022
2024	3,022
2025	3,022
Thereafter	4,630
Total	$16,718